Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive “Compensation Actually Paid” as defined in Item 402(v)) (“CAP”) by the Company and the financial performance of the Company over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). For a more comprehensive description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our NEOs, see the Compensation Discussion and Analysis section of this Proxy Statement. Accordingly, the table below provides information about CAP for the Company’s Principal Executive Officer (“PEO”) and the average CAP for our non-PEO NEOs alongside certain Company financial metrics during fiscal year 2024 and the three preceding fiscal years.
Fiscal Year	Summary Compensation Table Total to PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(6)	Company- Selected Measure: Compensable Enterprise Operating Income (in millions)(7)
					Company Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024*	$14,443,881	$9,236,657	$3,906,497	$2,769,085	$103.47	$162.21	$1,241	$1,789
2023	12,837,677	3,250,029	2,924,691	790,759	110.85	125.62	1,419	2,033
2022	15,631,157	8,689,258	5,262,751	3,645,543	121.58	153.61	2,454	3,102
2021	12,033,503	32,672,565	4,581,159	10,201,286	132.06	141.39	1,798	2,391
*	There were 53 weeks in fiscal year 2024 as compared to 52 weeks in each of the three preceding fiscal years.
(1)	The PEO reflected in columns (b) and (c) was Ms. Barry for each of the fiscal years shown. For fiscal year 2024, see the Summary Compensation Table in this Proxy Statement.
(2)
To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation for fiscal year 2024 for Ms. Barry as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

Adjustments(x)	Fiscal Year 2024
	PEO	Avg. Non- PEO NEOs
Summary Compensation Table Total	$14,443,881	$3,906,497
Deduct amounts reported in the Stock Awards and Option Awards column of Summary Compensation Table(y)	(10,999,540)	(2,124,949)
Add fair value(z) of current year equity awards at end of current fiscal year	10,175,618	1,958,685
Add change in fair value(z) of prior years' equity awards that remained unvested at end of current fiscal year	(2,099,376)	(368,498)
Add change in fair value(z) of prior years' equity awards that vested during current fiscal year	(2,283,926)	(602,650)
Deduct fair value(z) of prior years’ equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—
CAP Total	$9,236,657	$2,769,085
(x)
All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during fiscal year 2024 that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal year 2024; and (4) the company does not offer pension plans to U.S.-based employees.

(y)	Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards sections.
(z)
Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in Note 1, Summary of Significant Accounting Policies, and Note 9 – Shareholders’ Equity to our financial statements for the fiscal year ended February 3, 2024, included in the Company’s Annual Report on Form 10-K.

(3)
The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the fiscal years shown: 2024 – Mr. Bilunas, Mr. Harmon, Mr. Hartman, and Ms. Scarlett; 2023 – Mr. Bilunas, Mr. Hartman, Ms. Scarlett, and Mr. Tilzer; 2022 – Mr. Bilunas, Mr. Bonfig, Mr. Harmon, and Ms. Scarlett; and 2021 – Mr. Bilunas, Mr. Hartman, Mr. Mohan, Ms. Scarlett, and Mr. Saksena, collectively, our non-PEO NEOs for each covered year as reported in the “Total” column of the Summary Compensation Table in this and prior years’ proxy statements.

(4)
Total shareholder return as calculated based on a fixed investment of $100 in our Common Stock measured from the market close on January 31, 2020, (the last trading day of our fiscal 2020) through and including the end of the fiscal year for each year reported in the table.

(5)
Total shareholder return as calculated based on a fixed investment of $100 in the Standard & Poor (S&P) 500 Consumer Discretionary Distribution & Retail Index, formerly called the S&P 500 Retailing Group Industry Index (the“S&P 500 Retailing Group”), which is the peer group used for this Pay versus Performance analysis and of which the Company is a component, measured from the market close on January 31, 2020, (the last trading day of our fiscal 2020) through and including the end of the fiscal year for each year reported in the table.

(6)	As reported in the Annual Report for Form 10-K for the fiscal year ended February 3, 2024, these amounts reflect “Net Earnings” of the Company.
(7)
For purposes of Item 402(v)(2)(iii), we have identified Compensable Enterprise Operating Income for the Company-selected measure reflected in column (i), which is based on non-GAAP operating income from continuing operations, adjusted as described in the Compensation Discussion and Analysis – Executive Compensation Elements – Short-Term Incentive section of the proxy statement for each fiscal year shown. Although Compensable Enterprise Operating Income is one important financial performance measure, among others, that the Compensation Committee considers when making executive compensation decisions with the intent of aligning compensation with Company performance and has been selected as the primary performance metric under our Short-Term Incentive Plan, the Compensation Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive CAP to Company performance.

Company Selected Measure Name	Compensable Enterprise Operating Income
Named Executive Officers, Footnote
(1)	The PEO reflected in columns (b) and (c) was Ms. Barry for each of the fiscal years shown. For fiscal year 2024, see the Summary Compensation Table in this Proxy Statement.
(3)
The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the fiscal years shown: 2024 – Mr. Bilunas, Mr. Harmon, Mr. Hartman, and Ms. Scarlett; 2023 – Mr. Bilunas, Mr. Hartman, Ms. Scarlett, and Mr. Tilzer; 2022 – Mr. Bilunas, Mr. Bonfig, Mr. Harmon, and Ms. Scarlett; and 2021 – Mr. Bilunas, Mr. Hartman, Mr. Mohan, Ms. Scarlett, and Mr. Saksena, collectively, our non-PEO NEOs for each covered year as reported in the “Total” column of the Summary Compensation Table in this and prior years’ proxy statements.

Peer Group Issuers, Footnote
(5)
Total shareholder return as calculated based on a fixed investment of $100 in the Standard & Poor (S&P) 500 Consumer Discretionary Distribution & Retail Index, formerly called the S&P 500 Retailing Group Industry Index (the“S&P 500 Retailing Group”), which is the peer group used for this Pay versus Performance analysis and of which the Company is a component, measured from the market close on January 31, 2020, (the last trading day of our fiscal 2020) through and including the end of the fiscal year for each year reported in the table.

PEO Total Compensation Amount	$ 14,443,881	$ 12,837,677	$ 15,631,157	$ 12,033,503
PEO Actually Paid Compensation Amount	$ 9,236,657	3,250,029	8,689,258	32,672,565
Adjustment To PEO Compensation, Footnote
(2)
To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation for fiscal year 2024 for Ms. Barry as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

Adjustments(x)	Fiscal Year 2024
	PEO	Avg. Non- PEO NEOs
Summary Compensation Table Total	$14,443,881	$3,906,497
Deduct amounts reported in the Stock Awards and Option Awards column of Summary Compensation Table(y)	(10,999,540)	(2,124,949)
Add fair value(z) of current year equity awards at end of current fiscal year	10,175,618	1,958,685
Add change in fair value(z) of prior years' equity awards that remained unvested at end of current fiscal year	(2,099,376)	(368,498)
Add change in fair value(z) of prior years' equity awards that vested during current fiscal year	(2,283,926)	(602,650)
Deduct fair value(z) of prior years’ equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—
CAP Total	$9,236,657	$2,769,085
(x)
All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during fiscal year 2024 that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal year 2024; and (4) the company does not offer pension plans to U.S.-based employees.

(y)	Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards sections.
(z)
Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in Note 1, Summary of Significant Accounting Policies, and Note 9 – Shareholders’ Equity to our financial statements for the fiscal year ended February 3, 2024, included in the Company’s Annual Report on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 3,906,497	2,924,691	5,262,751	4,581,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,769,085	790,759	3,645,543	10,201,286
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation for fiscal year 2024 for Ms. Barry as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

Adjustments(x)	Fiscal Year 2024
	PEO	Avg. Non- PEO NEOs
Summary Compensation Table Total	$14,443,881	$3,906,497
Deduct amounts reported in the Stock Awards and Option Awards column of Summary Compensation Table(y)	(10,999,540)	(2,124,949)
Add fair value(z) of current year equity awards at end of current fiscal year	10,175,618	1,958,685
Add change in fair value(z) of prior years' equity awards that remained unvested at end of current fiscal year	(2,099,376)	(368,498)
Add change in fair value(z) of prior years' equity awards that vested during current fiscal year	(2,283,926)	(602,650)
Deduct fair value(z) of prior years’ equity awards that failed to meet the applicable vesting conditions during the current fiscal year	—	—
CAP Total	$9,236,657	$2,769,085
(x)
All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during fiscal year 2024 that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal year 2024; and (4) the company does not offer pension plans to U.S.-based employees.

(y)	Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards sections.
(z)
Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in Note 1, Summary of Significant Accounting Policies, and Note 9 – Shareholders’ Equity to our financial statements for the fiscal year ended February 3, 2024, included in the Company’s Annual Report on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationships between Financial Metrics and CAP
In accordance with the requirements of Item 402(v)(5), the graphs below depict the relationships between PEO and non-PEO CAP and the financial metrics included in the table above.

Compensation Actually Paid vs. Net Income
Description of Relationships between Financial Metrics and CAP
In accordance with the requirements of Item 402(v)(5), the graphs below depict the relationships between PEO and non-PEO CAP and the financial metrics included in the table above.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationships between Financial Metrics and CAP
In accordance with the requirements of Item 402(v)(5), the graphs below depict the relationships between PEO and non-PEO CAP and the financial metrics included in the table above.

Total Shareholder Return Vs Peer Group
Description of Relationships between Financial Metrics and CAP
In accordance with the requirements of Item 402(v)(5), the graphs below depict the relationships between PEO and non-PEO CAP and the financial metrics included in the table above.

Tabular List, Table
Tabular List of Most Important Performance Measures
In accordance with the requirements of Item 402(v)(6), we have identified an unranked list of the most important financial performance measures, which represent the most important financial metrics used by the Company to link fiscal 2023 CAP, for our PEO and other NEOs, to Company performance. These metrics are described further under the Compensation Discussion and Analysis – Executive Compensation Elements section, specifically under the subheadings “Short-Term Incentive” and “Long-Term Incentive.”
Most Important Performance Measures
•	Compensable Enterprise Operating Income
•	Compensable Enterprise Revenue
•	Relative TSR

Total Shareholder Return Amount	$ 103.47	110.85	121.58	132.06
Peer Group Total Shareholder Return Amount	162.21	125.62	153.61	141.39
Net Income (Loss)	$ 1,241,000,000	$ 1,419,000,000	$ 2,454,000,000	$ 1,798,000,000
Company Selected Measure Amount	1,789,000,000	2,033,000,000	3,102,000,000	2,391,000,000
PEO Name	Ms. Barry	Ms. Barry	Ms. Barry	Ms. Barry
Additional 402(v) Disclosure
As noted above in this section, the Compensation Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial performance measures specifically to link NEO CAP to Company performance.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Measure:: 1
Pay vs Performance Disclosure
Name	Compensable Enterprise Operating Income
Non-GAAP Measure Description
(7)
For purposes of Item 402(v)(2)(iii), we have identified Compensable Enterprise Operating Income for the Company-selected measure reflected in column (i), which is based on non-GAAP operating income from continuing operations, adjusted as described in the Compensation Discussion and Analysis – Executive Compensation Elements – Short-Term Incentive section of the proxy statement for each fiscal year shown. Although Compensable Enterprise Operating Income is one important financial performance measure, among others, that the Compensation Committee considers when making executive compensation decisions with the intent of aligning compensation with Company performance and has been selected as the primary performance metric under our Short-Term Incentive Plan, the Compensation Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive CAP to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Compensable Enterprise Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Amounts reported in the Stock Awards and Option Awards column of Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,999,540)
PEO | Fair Value of Current Year Equity Awards at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,175,618
PEO | Change in Fair Value of Prior Years Equity Awards that Remained Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,099,376)
PEO | Change in Fair Value of Prior Years Equity Awards that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,283,926)
PEO | Fair Value of Prior Years Equity Awards that Failed to Meet the Applicable Vesting Conditions During the Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amounts reported in the Stock Awards and Option Awards column of Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,124,949)
Non-PEO NEO | Fair Value of Current Year Equity Awards at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,958,685
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards that Remained Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,498)
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(602,650)
Non-PEO NEO | Fair Value of Prior Years Equity Awards that Failed to Meet the Applicable Vesting Conditions During the Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0